Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liability	$ 3,037,147		$ 3,037,147		$ 3,037,147
Deferred tax liability, financial reporting basis	11,038,929		11,038,929		11,038,929
Deferred tax liability, tax basis	1,782		1,782		1,782
Income tax benefit	$ 141,251	$ 212,015	$ 442,152	$ 771,332	$ 902,801
Income tax description					Revalue our U.S. deferred tax assets and liabilities due to the federal income tax rate reduction from 35 percent to 21 percent.
Federal income tax rate					21.00%	34.00%
Operating loss description					However, these tax-loss carry forwards can only offset 80 percent of future taxable income in any one year, with respect to any excess continuing to be carried forward indefinitely.
Provisional amount fully offset by valuation of allowance					$ 72,300
Research and development tax credits
Deferred tax loss carryforward					733,560	71,283
Change in valuation of allowance					329,755	166,787
Deferred tax start-up expenditures for tax purposes					1,703,904	347,530
Start-up expenditures and amortization					468,872	95,504
Deferred tax loss carryforward					$ 2,665,796	258,583
Maryland [Member]
Research and development tax credits carryforward period					7 years
Tax Cuts and Jobs Act [Member]
Income tax description					On December 22, 2017, the Tax Cuts and Jobs Act of 2017 ("TCJA") was signed into law. Among its provisions, the TCJA reduces the statutory U.S. Corporate income tax rate from 34% to 21% effective January 1, 2018.
Federal [Member]
Net operating loss carryforward					$ 2,700,000	$ 259,000
Net operating loss carryforward description					expire from 2019 through 2037	expire from 2019 through 2037
Research and development tax credits carryforward period					20 years
Deferred tax loss carryforward					$ 4,369,700
State [Member]
Net operating loss carryforward					$ 2,700,000	$ 259,000
Net operating loss carryforward description					expire from 2028 to 2037	expire from 2028 to 2037
Deferred tax loss carryforward					$ 606,113
Promet [Member]
Common stock issued and outstanding percentage					90.00%